18 Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Schedule of trade and other payables
Current	2020 £’000	2019 £’000	2018 £’000
Trade payables	337	725	286
Other payables	26	13	–
Accruals	768	1,765	1,025
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,131	2,503	1,311
Tax and social security	31	86	347
Deferred revenue and government grants	68	1,905	445
Total trade and other payables	1,230	4,494	2,103